GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	$ 3,097
Increase (decrease) in goodwill	(63)
Goodwill, ending balance	3,034
Carlin [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	1,294
Increase (decrease) in goodwill	0
Goodwill, ending balance	1,294
Cortez [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	899
Increase (decrease) in goodwill	0
Goodwill, ending balance	899
Turquoise Ridge [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	722
Increase (decrease) in goodwill	0
Goodwill, ending balance	722
Phoenix [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	119
Increase (decrease) in goodwill	0
Goodwill, ending balance	119
Hemlo [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	63
Increase (decrease) in goodwill	(63)
Goodwill, ending balance	$ 0